UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Zang Xiong
Title:   Portfolio Administrator, Office Manager
Phone:   (612)746-8980

Signature, Place, and Date of Signing:

 /s/ Zang Xiong                     Minneapolis, MN              10/05/2012
 -------------------                ---------------              ---------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     48

FORM 13F INFORMATION TABLE VALUE TOTAL:     $113,318
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                   30-September-12

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                              Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
8x8, INC.                        COM             282914100     2,279    347,375 SH          Sole               347,375     0     0
ADA ES, Inc.                     COM             005208103     1,134     48,017 SH          Sole                48,017     0     0
ADVENT SOFTWARE, INC             COM             007974108     1,790     72,873 SH          Sole                72,873     0     0
ADVISORY BOARD COMPANY           COM             00762W107     3,386     70,800 SH          Sole                70,800     0     0
ANSYS, INC.                      COM             03662Q105     3,709     50,536 SH          Sole                50,536     0     0
BIO REFERENCE LABS, INC.         COM             09057G602     2,438     85,287 SH          Sole                85,287     0     0
BJS RESTAURANTS, INC.            COM             09180C106     2,312     50,975 SH          Sole                50,975     0     0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106     2,424     98,178 SH          Sole                98,178     0     0
BUFFALO WILD WINGS               COM             119848109     2,823     32,920 SH          Sole                32,920     0     0
CATAMARAN CORPORATION            COM             148887102     4,545     46,390 SH          Sole                46,390     0     0
CAVIUM, INC.                     COM             14964U108     2,287     68,610 SH          Sole                68,610     0     0
CHUY'S HOLDINGS, INC.            COM             171604101       179      7,315 SH          Sole                 7,315     0     0
COMSCORE, INC.                   COM             20564W105     2,046    134,187 SH          Sole               134,187     0     0
COSTAR GROUP, INC.               COM             22160N109     2,537     31,115 SH          Sole                31,115     0     0
DEALERTRACK HOLDINGS INC         COM             242309102     4,044    145,224 SH          Sole               145,224     0     0
DORMAN PRODUCTS                  COM             258278100     1,439     45,683 SH          Sole                45,683     0     0
DRIL QUIP, INC.                  COM             262037104     2,578     35,860 SH          Sole                35,860     0     0
EBIX, INC.                       COM             278715206     1,400     59,315 SH          Sole                59,315     0     0
ECHO GLOBAL LOGISTICS, INC.      COM             27875T101     2,852    166,310 SH          Sole               166,310     0     0
ELLIE MAE INC.                   COM             28849P100     2,256     82,850 SH          Sole                82,850     0     0
EXLSERVICE HOLDINGS, INC.        COM             302081104     3,851    130,551 SH          Sole               130,551     0     0
EZCORP, INC.                     COM             302301106     2,094     91,304 SH          Sole                91,304     0     0
GENTHERM, INC.                   COM             37253A103     2,954    237,445 SH          Sole               237,445     0     0
GREENWAY MEDICAL TECHNOLOGY      COM             39679B103     1,606     93,917 SH          Sole                93,917     0     0
HIBBETT SPORTS, INC.             COM             428567101     3,448     58,000 SH          Sole                58,000     0     0
HMS HLDGS CORP.                  COM             40425J101     2,590     77,470 SH          Sole                77,470     0     0
INNERWORKINGS                    COM             45773Y105     2,520    193,546 SH          Sole               193,546     0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105     2,896     63,359 SH          Sole                63,359     0     0
KEYNOTE SYSTEMS, INC.            COM             493308100       314     21,661 SH          Sole                21,661     0     0
LIQUIDITY SERVICES               COM             53635B107     2,201     43,830 SH          Sole                43,830     0     0
LKQ CORPORATION                  COM             501889208     4,892    264,430 SH          Sole               264,430     0     0
LOGMEIN, INC.                    COM             54142L109     1,605     71,570 SH          Sole                71,570     0     0
M/A COM                          COM             55405Y100     1,323    104,140 SH          Sole               104,140     0     0
MISTRAS GROUP, INC.              COM             60649T107     2,603    112,210 SH          Sole               112,210     0     0
MONRO MUFFLER, INC.              COM             610236101     2,349     66,750 SH          Sole                66,750     0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105     4,696     44,016 SH          Sole                44,016     0     0
NEOGEN CORP.                     COM             640491106     1,978     46,319 SH          Sole                46,319     0     0
PEET'S COFFEE & TEA, INC.        COM             705560100     2,659     36,260 SH          Sole                36,260     0     0
PROTO LABS, INC.                 COM             743713109     1,064     31,470 SH          Sole                31,470     0     0
REALPAGE                         COM             75606N109     2,327    102,980 SH          Sole               102,980     0     0
SCIQUEST, INC.                   COM             80908T101     1,315     72,280 SH          Sole                72,280     0     0
SHUTTERFLY, INC.                 COM             82568P304     1,737     55,810 SH          Sole                55,810     0     0
SKULLCANDY                       COM             83083J104     1,291     93,885 SH          Sole                93,885     0     0
SYNTEL, INC.                     COM             87162H103     3,498     56,050 SH          Sole                56,050     0     0
TANGOE, INC.                     COM             87582Y108     1,721    131,045 SH          Sole               131,045     0     0
TEAVANA, INC.                    COM             87819P102     1,962    150,465 SH          Sole               150,465     0     0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107     2,222     21,763 SH          Sole                21,763     0     0
ZUMIEZ, INC.                     COM             989817101     1,144     41,260 SH          Sole                41,260     0     0